Fair Value Measurements: Schedule of fair value of variable and fixed rate long-term loans (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of fair value of variable and fixed rate long-term loans:
Schedule of fair value of variable and fixed rate long-term loans

	Carrying value incl. interest accrued as of December 31, 2011	Fair value as of December 31, 2011
Russian ruble-denominated debt	3,836,787	3,521,179
U.S. dollar-denominated debt	2,599,265	2,591,060
Euro-denominated debt	368,200	364,583
Total long-term debt	6,804,252	6,476,822